INCOME TAXES	12 Months Ended
Dec. 31, 2018
INCOME TAXES [Abstract]
INCOME TAXES
NOTE K - INCOME TAXES

The approximate amount of significant components of the provision for income taxes for the years ended December 31, 2018 and 2017 are as follows:

	December 31, 2018	December 31, 2017
Dollars in thousands
Current tax provision	$386	$221
Deferred tax provision	577	1,373
Provision for income taxes	$963	$1,594

The difference between the provision for income taxes and the amounts computed by applying the statutory federal income tax rate of 21% to income before income taxes is summarized below:

	December 31, 2018	December 31, 2017
Dollars in thousands
Tax computed at the statutory rate	$822	$679
Increase (decrease) resulting from:
State income taxes, net of federal tax effect	146	57
Effect of rate revaluation	-	936
Other permanent differences	(5)	(78)
Provision for income taxes	$963	$1,594

The Company recognized income tax expense of $963,000, for an effective tax rate of 24.6%, in 2018 compared to $1,594,000, for an effective tax rate of 79.8%, in 2017. The effective income tax rate differed from the U.S. statutory federal income tax rate of 21% during 2018 primarily due to the effect of tax-exempt income from loans, securities and life insurance policies and changes in enacted tax rates.

The effective tax rate for 2017 was impacted by the adjustment of our deferred tax assets and liabilities related to the reduction in the U.S. federal statutory income tax rate to 21% under the Tax Cuts and Jobs Act enacted on December 22, 2017, as more fully discussed below. Under ASC 740, Income Taxes, the effect of income tax law changes on deferred taxes should be recognized as a component of income tax expense related to continuing operations in the period in which the law is enacted. This requirement applies not only to items initially recognized in continuing operations, but also to items initially recognized in other comprehensive income.

Tax Cuts and Jobs Act. The Tax Cuts and Jobs Act (the “Tax Act”) was enacted on December 22, 2017. Among other things, the new law (i) establishes a new, flat corporate federal statutory income tax rate of 21%, (ii) eliminates the corporate alternative minimum tax and allows the use of any such carryforwards to offset regular tax liability for any taxable year, (iii) limits the deduction for net interest expense incurred by U.S. corporations, (iv)  allows businesses to immediately expense, for tax purposes, the cost of new investments in certain qualified depreciable assets, (v) eliminates or reduces certain deductions related to meals and entertainment expenses, (vi) modifies the limitation on excessive employee remuneration to eliminate the exception for performance-based compensation and clarifies the definition of a covered employee and (vii) limits the deductibility of deposit insurance premiums. The Tax Act also significantly changes U.S. tax law related to foreign operations, however, such changes do not currently impact us. Tax expense was increased in the fourth quarter of 2017 by a provisional $936,000 to reflect the Tax Act changes. The ultimate impact may differ from this provisional amount due to additional analysis, changes in interpretations and assumptions and additional regulatory guidance that may be issued. There were no material true ups when the 2017 U.S. Corporate income tax return was filed in 2018.

Significant components of deferred taxes at December 31, 2018 and 2017 are as follows:

	December 31, 2018	December 31, 2017
Dollars in thousands
Deferred tax assets relating to:
Allowance for loan losses	$640	$556
Stock options	15	15
Foreclosed asset basis differences	83	18
Unrealized loss on AFS securities	168	223
Unrealized loss on equity securities	135
SERP liability	526	521
Nonaccrual loan interest	65	65
Net operating/economic loss carryforwards	460	811
Other	32	424
Total deferred tax assets	$2,124	$2, 633

Deferred tax liabilities relating to:
Prepaid expenses	$(72)	$(55)
Fixed assets	(299)	(326)
Fair value acquisition adjustments, net	(113)	(125)
Total deferred tax liabilities	(484)	(506)
Net recorded deferred tax asset	$1,640	$2,127

The Company evaluated the realization of the remaining gross deferred tax asset of $2.1 million and determined that it was more likely than not that the Company could recognize that asset in the future.

As of December 31, 2018, the Company had a total Net Operating Loss (NOL) carryforward of $2,206,000. The NOL originated in 2009 and can be carried forward for 20 years. It will begin expiring in 2029. As of December 31, 2018, the Bank did not have any remaining Net Economic Loss (NEL) carryforward.